Document and Entity Information - USD ($)	12 Months Ended
	Jul. 02, 2017	Aug. 04, 2017	Dec. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jul. 02, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	STRT
Current Fiscal Year End Date	--07-02
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 142,424,000
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding		3,672,704